Financial liabilities - Preference shares (Details) - EUR (€) € in Millions	1 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 8,068	€ 8,068
Issuance By Banco Santander S.A. In March 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 1,500
Interest rate (as a percent)	4.75%
Initial interest rate term	7 years
Reprice term	5 years
Reference rate	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In March 2018 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	4.097%